UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         Registrant's telephone number,
                        including area code: 612-332-3223

                Date of fiscal year end:        June 30, 2009

                Date of reporting period:       March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds, Inc, is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Dividend Growth Fund (Series G)
         Sit Global Dividend Growth Fund (Series H)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
COMMON STOCKS (96.9%) (2)
   AFRICA/ MIDDLE EAST (2.1%)
    ISRAEL (2.1%)
          9,900  Amdocs, Ltd., A.D.R. (Tech. Services) (3)      183,348
          3,800  Teva Pharmaceutical Industries, A.D.R.
                   (Health Technology)                          171,190
                                                            -----------
                                                                354,538
                                                            -----------
   ASIA (30.3%)
    AUSTRALIA (6.8%)
         11,514  Australia and New Zealand Banking
                   Group (Finance)                              125,817
         33,958  BHP Billiton, Ltd. (Non-Energy Minerals)       750,514
          2,150  Rio Tinto, A.D.R. (Non-Energy Minerals)        288,229
                                                            -----------
                                                              1,164,560
                                                            -----------
    HONG KONG / CHINA (2.2%)
         12,081  HSBC Holdings, p.l.c. (Finance)                 54,656
         26,350  HSBC Holdings, p.l.c. (Finance)                117,145
          1,900  New Oriental Education & Technology
                   Group, Inc. (Consumer Services) (3)           95,475
         11,600  Sun Hung Kai Properties, Ltd. (Finance)        104,086
                                                            -----------
                                                                371,362
                                                            -----------
    INDIA * (0.4%)
          5,100  ICICI Bank, A.D.R. (Finance)                    67,779
                                                            -----------

    JAPAN (20.0%)
         10,400  AFLAC, Inc., A.D.R. (Finance)                  201,344
         20,500  Asahi Breweries (Consumer Non-Durables)        245,882
         10,500  Canon, Inc. (Electronic Tech.)                 306,094
          5,400  East Japan Railway (Transportation)            281,525
          3,700  FANUC LTD. (Producer Mfg.)                     253,069
          9,600  Honda Motor Co., Ltd. (Producer Mfg.)          228,535
             12  Inpex Corp. (Energy Minerals)                   84,983
         11,000  Kao Corp. (Consumer Non-Durables)              214,636
             46  KDDI Corp. (Communications)                    216,620
         13,000  Kirin Holdings Company, Ltd.
                   (Consumer Non-Durables)                      138,880
         41,080  Mitsubishi UFJ Financial Group, Inc.
                   (Finance)                                    202,390
         24,000  Mitsui O.S.K. Lines, Ltd. (Transportation)     118,775
          1,000  Nintendo Co., Ltd. (Consumer Durables)         292,532
         34,000  Nippon Oil Corp. (Energy Minerals)             169,409
          9,400  Sugi Holdings Co., Ltd. (Retail Trade)         173,092
          8,000  Toyo Suisan Kaisha, Ltd.
                   (Consumer Non-Durables)                      165,069
          3,400  Yamada Denki Co. (Retail Trade)                134,181
                                                            -----------
                                                              3,427,016
                                                            -----------
    SOUTH KOREA (0.9%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                           153,985
                                                            -----------

   EUROPE (57.4%)
    DENMARK (2.3%)
          3,300  Genmab A/S (Health Technology) (3)             125,038
          6,100  Vestas Wind Systems A/S
                   (Process Industries) (3)                     267,974
                                                            -----------
                                                                393,012
                                                            -----------
    FRANCE (10.1%)
          1,714  Alstom, S.A. (Producer Manufacturing)           88,882
         12,100  AXA (Finance)                                  145,230
          2,510  BNP Paribas (Finance)                          103,554
          4,784  Danone (Consumer Non-Durables)                 232,807
          2,379  Pernod Ricard, S.A. (Consumer Non-Dur.)        132,581
          9,800  Schlumberger, Ltd. (Industrial Svcs.)          398,076
          6,884  Total, S.A. (Energy Minerals)                  340,411
         13,610  Veolia Environment (Utilities)                 284,209
                                                            -----------
                                                              1,725,750
                                                            -----------

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
    GERMANY (6.5%)
          6,179  Adidas AG (Consumer Durables)                  205,077
          2,200  Allianz SE (Finance)                           184,146
          4,100  Fresenius AG (Health Tech.)                    187,558
          1,575  Muenchener Rueckver (Finance)                  191,782
          3,323  SAP AG (Tech. Services)                        116,196
          3,896  Siemens AG (Producer Mfg.)                     222,422
                                                            -----------
                                                              1,107,181
                                                            -----------
    IRELAND (0.7%)
          7,500  Icon, A.D.R. (Health Technology) (3)           121,125
                                                            -----------

    ITALY (2.2%)
         36,400  Enel S.P.A. (Utilities)                        174,548
          9,850  Tenaris S.A., A.D.R. (Industrial Services)     198,674
                                                            -----------
                                                                373,222
                                                            -----------
    NETHERLANDS (2.6%)
         15,200  ASML Holding N.V. (Electronic Technology)      266,152
         12,032  ING Groep N.V. (Finance)                        65,928
          7,180  Philips Electronics N.V.
                   (Consumer Durables)                          106,280
                                                            -----------
                                                                438,360
                                                            -----------
    POLAND (0.8%)
         13,100  Central European Distribution Corp.
                   (Consumer Non-Durables) (3)                  140,956
                                                            -----------

    SPAIN (3.6%)
          9,900  Banco Bilbao Vizcaya, S.A. (Finance)            80,487
          2,200  Inditex (Consumer Durables)                     85,732
         22,675  Telefonica, S.A. (Communications)              452,170
                                                            -----------
                                                                618,389
                                                            -----------
    SWEDEN (1.0%)
         22,100  Ericsson, A.D.R. (Electronic Tech.)            178,789
                                                            -----------

    SWITZERLAND (13.3%)
         10,300  ABB, Ltd., A.D.R. (Producer Manufacturing)     143,582
          5,274  Credit Suisse Group (Finance)                  160,583
          3,155  Kuehne & Nagel Intl. A.G. (Transportation)     184,093
         15,630  Nestle, S.A. (Consumer Non-Durables)           528,050
          6,800  Novartis, A.G. (Health Tech.)                  257,268
          2,731  Roche Holdings, A.G. (Health Tech.)            374,830
          1,540  Syngenta, A.G. (Process Industries)            309,559
          2,750  Synthes, Inc. (Health Tech.) (3)               306,349
                                                            -----------
                                                              2,264,314
                                                            -----------
    UNITED KINGDOM (14.3%)
         43,910  BAE Systems, p.l.c.
                   (Producer Manufacturing)                     210,597
          5,400  BP, p.l.c (Energy Minerals)                    216,540
         10,403  British American Tobacco, p.l.c
                   (Consumer Non-Durables)                      240,317
          3,700  Diageo, p.l.c. (Consumer Non-Durables)         165,575
          7,100  GlaxoSmithkline, A.D.R. (Health Tech.)         220,597
         30,600  Pearson, A.D.R. (Consumer Services)            306,306
          9,200  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                345,180
          3,900  Royal Dutch Shell, p.l.c (Energy Minerals)     170,079
         56,340  Tesco, p.l.c. (Retail Trade)                   269,178
        169,980  Vodafone Group, p.l.c. (Communications)        296,351
                                                            -----------
                                                              2,440,720
                                                            -----------

   LATIN AMERICA (2.1%)
    BRAZIL (0.9%)
          7,800  AGCO Corp. (Producer Mfg.) (3)                 152,880
                                                            -----------

========================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
========================================================================

------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                         MARKET VALUE (1)
------------------------------------------------------------------------
    MEXICO (1.2%)
         88,260  Wal-Mart de Mexico (Retail Trade)              206,117
                                                            -----------

   NORTH AMERICA (5.0%)
    BERMUDA (0.5%)
          1,400    PartnerRe Ltd. (Finance)                      86,898
                                                            -----------

    CANADA (4.1%)
          3,700  Potash Corp. of Saskatchewan, Inc.
                   (Process Industries)                         298,997
          4,100  Research In Motion, Ltd.
                   (Electronic Tech.) (3)                       176,587
          9,500  Rogers Communications, Inc.
                   (Communications)                             216,885
                                                            -----------
                                                                692,469
                                                            -----------
    UNITED STATES (0.4%)
          2,200  Philip Morris Intl., Inc.
                   (Consumer Non-Durables)                       78,276
                                                            -----------

Total common stocks
    (cost: $20,186,604)                                      16,557,698
                                                            -----------

EXCHANGE TRADED FUNDS (0.9%) (2)
         43,400  iShares MSCI India*                            147,126
    (cost: $150,091)                                        -----------

SHORT TERM SECURITIES (1.9%) (2)
        317,860  Wells Fargo Adv. Govt. Fund, 0.24%             317,860
    (cost: $317,860)                                        -----------

Total investments in securities
    (cost:  $20,654,555)                                    $17,022,684
                                                            ===========

Other Assets and Liabilities, Net [+0.35%]                       59,945

                                                            -----------
Total Net Assets                                            $17,082,629
                                                            ===========


                                                            -----------
Aggregate Cost                                               20,654,555
                                                            -----------

Gross Unrealized Appreciation                                 1,587,882
Gross Unrealized Depreciation                                (5,219,753)
                                                            -----------
Net Unrealized Appreciation(Depreciation)                    (3,631,871)
                                                            ===========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                    INVESTMENTS IN SECURITIES
VALUATION INPUTS                                              AT VALUE
                                                            -----------
Level 1 - Quoted Prices                                      $5,340,264
Level 2 - Other Significant Observable Inputs               $11,682,420
Level 3 - Significant Unobservable Inputs                            --
-----------------------------------------------------------------------
Total                                                       $17,022,684
=======================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
COMMON STOCKS (52.2%) (2)

  COMMUNICATIONS (2.0%)
                 1,100  AT&T, Inc.                                27,720
                 1,900  Rogers Communications, Inc.               43,377
                 4,000  Verizon Communications, Inc.             120,800
                                                              ----------
                                                                 191,897
                                                              ----------
  CONSUMER DURABLES (0.5%)
                 4,600  Activision, Inc. (3)                      48,116
                                                              ----------

  CONSUMER NON-DURABLES (5.3%)
                 2,700  Coca-Cola Company                        118,665
                 1,300  Colgate-Palmolive Co.                     76,674
                 2,600  PepsiCo, Inc.                            133,848
                 2,150  Philip Morris International, Inc.         76,497
                 2,000  The Procter & Gamble Co.                  94,180
                                                              ----------
                                                                 499,864
                                                              ----------
  CONSUMER SERVICES (2.7%)
                 2,100  Comcast Corp.                             28,644
                 2,400  McDonald's Corp.                         130,968
                 3,000  News Corp.                                19,860
                 1,300  Visa, Inc.                                72,280
                                                              ----------
                                                                 251,752
                                                              ----------
  ELECTRONIC TECHNOLOGY (7.7%)
                 1,400  Analog Devices, Inc.                      26,978
                   375  Apple Computer, Inc. (3)                  39,420
                 4,500  Applied Materials, Inc.                   48,375
                 1,900  Broadcom Corp. (3)                        37,962
                 6,700  Cisco Systems, Inc. (3)                  112,359
                 2,000  Corning, Inc.                             26,540
                 4,000  EMC Corp. (3)                             45,600
                 6,700  Intel Corp.                              100,835
                 1,525  IBM Corp.                                147,757
                 3,000  Qualcomm, Inc.                           116,730
                   400  Research In Motion, Ltd. (3)              17,228
                                                              ----------
                                                                 719,784
                                                              ----------
  ENERGY MINERALS (5.0%)
                   600  Exxon Mobil Corp.                         40,860
                 1,000  Murphy Oil Corp.                          44,770
                 1,900  Occidental Petroleum Corp.               105,735
                 3,500  Southwestern Energy Co. (3)              103,915
                   800  Suncor Energy, Inc.                       17,768
                 2,200  Ultra Petroleum Corp. (3)                 78,958
                   900  Valero Energy Corp.                       16,110
                 2,116  XTO Energy, Inc.                          64,792
                                                              ----------
                                                                 472,908
                                                              ----------
  FINANCE (4.4%)
                 1,200  Aflac, Inc.                               23,232
                   800  Aon Corp.                                 32,656
                 2,100  Bank of New York Mellon
                          Financial Corp.                         59,325
                    75  Chicago Mercantile Exchange
                          Holdings Inc.                           18,479
                 2,166  Citigroup, Inc.                            5,480
                   700  Franklin Resources, Inc.                  37,709
                   325  Goldman Sachs Group, Inc.                 34,457
                 2,100  JPMorgan Chase & Co.                      55,818
                   750  MetLife, Inc.                             17,078
                   800  PartnerRe, Ltd.                           49,656
                 1,000  The Travelers Companies, Inc.             40,640
                 1,000  U.S. Bancorp                              14,610
                 1,600  Wells Fargo & Co.                         22,784
                                                              ----------
                                                                 411,924
                                                              ----------
  HEALTH SERVICES (0.8%)
                   600  McKesson Corp.                            21,024
                 1,200  Medco Health Solutions, Inc. (3)          49,608
                                                              ----------
                                                                  70,632
                                                              ----------
  HEALTH TECHNOLOGY (6.6%)
                 1,500  Abbott Laboratories                       71,550
                   600  Allergan, Inc.                            28,656
                   950  Baxter International, Inc.                48,659
                 2,400  Celgene Corp. (3)                        106,560
                   300  C.R. Bard, Inc.                           23,916
                 1,500  Genzyme Corp. (3)                         89,085
                 2,200  Gilead Sciences, Inc. (3)                101,904
                   200  Intuitive Surgical, Inc. (3)              19,072
                   700  Johnson & Johnson                         36,820
                 1,100  Medtronic, Inc.                           32,417
                 1,700  Thermo Fisher Scientific, Inc.            60,639
                                                              ----------
                                                                 619,278
                                                              ----------
  INDUSTRIAL SERVICES (1.8%)
                 1,000  Noble Corp.                               24,090
                 2,000  Schlumberger, Ltd.                        81,240
                 1,150  Transocean, Inc. (3)                      67,666
                                                              ----------
                                                                 172,996
                                                              ----------
  NON-ENERGY MINERALS (0.2%)
                   650  Allegheny Technologies, Inc.              14,255
                                                              ----------

  PROCESS INDUSTRIES (2.6%)
                 1,150  Air Products and Chemicals, Inc.          64,687
                 1,000  Ecolab, Inc.                              34,730
                 1,700  Monsanto Co.                             141,270
                                                              ----------
                                                                 240,687
                                                              ----------

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
  PRODUCER MANUFACTURING (3.4%)
                 2,900  ABB, Ltd.                                 40,426
                 1,400  Deere & Co.                               46,018
                 1,300  Emerson Electric Co.                      37,154
                   650  General Dynamics Corp.                    27,033
                 4,200  General Electric Co.                      42,462
                   700  ITT Industries, Inc.                      26,929
                   800  Lockheed Martin Corp.                     55,224
                   900  United Technologies Corp.                 38,682
                                                              ----------
                                                                 313,928
                                                              ----------
  RETAIL TRADE (2.6%)
                 3,700  CVS/Caremark Corp.                       101,713
                 1,600  Target Corp.                              55,024
                 1,700  Wal-Mart Stores, Inc.                     88,570
                                                              ----------
                                                                 245,307
                                                              ----------
  TECHNOLOGY SERVICES (4.1%)
                 2,200  Accenture Ltd.                            60,478
                 2,000  Adobe Systems, Inc. (3)                   42,780
                   250  Google, Inc. (3)                          87,015
                 3,000  Microsoft Corp.                           55,110
                 6,300  Oracle Corporation                       113,841
                 1,900  Symantec Corp. (3)                        28,386
                                                              ----------
                                                                 387,610
                                                              ----------
  TRANSPORTATION (1.1%)
                 1,000  Expeditors Intl. of Washington, Inc.      28,290
                 1,100  Union Pacific Corp.                       45,221
                   625  United Parcel Service, Inc.               30,763
                                                              ----------
                                                                 104,274
                                                              ----------
  UTILITIES (1.4%)
                 2,000  EQT Corp.                                 62,660
                 1,000  Southern Co.                              30,620
                   900  Wisconsin Energy Corp.                    37,053
                                                              ----------
                                                                 130,333
                                                              ----------

Total common stocks                                            4,895,545
(cost: $5,703,653)                                            ----------

BONDS (33.2%) (2)

  ASSET-BACKED SECURITIES (5.2%)
                        Countrywide Home Loans:
                99,955   2006-S6 A3, 5.66%, 3/25/34               38,191
                24,989   2006-S6 A4, 5.80%, 3/25/34                4,105
                89,403   2006-S8 A2, 5.39%, 4/25/36               25,325
                65,446   2006-S9 A1, 5.45%, 8/25/36               37,850
                69,953   2006-S9 A6, 5.59%, 8/25/36               19,335
                 6,362   2006-S10 A1, 5.43%, 10/25/36              4,657
                        GMAC Mortgage Corporation Loan Trust:
               190,000   2007-HE2 A4, 6.42%, 7/25/37              26,825
                75,000   2007-HE2 A5, 6.55%, 7/25/37               9,867
                25,000   2006-A4, 6.09%, 10/25/36                  5,792
                        Green Tree Financial Corp:
                22,851   1997-1 A6, 7.29%, 3/15/28                19,092
                25,538   1997-6 A10, 6.87%, 1/15/29               19,823
                25,638  Indymac Mfg. Housing,
                         1998-2 A2, 6.17%, 12/25/11               20,872
                        Origen Mfg. Housing:
                21,760   2001-A A5, 7.08%, 3/15/32                21,306
                15,216   2002-A A3, 6.17%, 5/15/23                15,027
                        Residential Funding:
                40,000   2003-HI2 A6, 4.76%, 7/25/28              28,630
               100,000   2006-HSA2 AI2, 5.50%, 3/25/36            78,104
                75,000   2006-HSA1 A4, 5.49%, 11/25/35            12,585
                50,000   2007-HI1 A3, 5.72%, 3/25/37              29,914
                75,000   2007-HSA2 A3, 5.75%, 12/25/25            37,933
                40,000   2006-HI2 A4, 6.20%, 2/25/36               9,667
                50,000  Structured Asset Securities Corp.
                         2005-4XS, 5.25%, 3/25/35                 23,167
                                                              ----------
                                                                 488,067
                                                              ----------
  COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%)
                        Bank of America Funding Corp:
                46,406   2003-2 1A1, 6.50%, 6/25/32               45,159
                36,611   2005-5 A11, 5.50%, 9/25/35               25,181
                50,000   2006-7 A12, 6.00%, 9/25/36               29,567
                        Countrywide Alternative Loan Trust:
                 6,476   2005-53T2 2A1, 6.00%, 11/25/35            4,449
               120,000   2005-24 A36, 5.50%, 11/25/35             91,972
                        Federal National Mtg. Association
                33,210   7.00%, 2/25/44                           35,327
                28,122  GSR Mortgage Loan Trust 2005-4F 5A2,
                          6.00%, 5/25/35                          26,040
                75,000  JPALT 2006-S3, 6.12%, 8/25/36             28,381
                36,722  Master Asset Securitization Trust
                         2003-4 CA1, 8.00%, 5/25/18               37,703
                        Residential Funding Mtg. Securities:
                44,022   2005-S6 A2, 5.25%, 8/25/35               28,850
                94,528   2006-S3 A8, 5.50%, 03/25/36              41,010
                89,330  Vendee Mtg. Tr., 2008-1 B, 8.21%,
                           3/15/25                                99,276
                26,214  Washington Mutual Mtg. Pass-Through
                         2002-S8, 5.25%, 1/25/18                  24,969
                75,000  Wells Fargo Mortgage Backed Securities
                         2002-S8, 6.00%, 10/25/36                 53,236
                                                              ----------
                                                                 571,120
                                                              ----------

=========================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
QUANTITY/PAR            NAME OF ISSUER                    MARKET VALUE (1)
-------------------------------------------------------------------------
  CORPORATE BONDS (10.1%)
                61,451  America West Airlines, 7.93%, 1/2/19      54,077
               200,000  Berkshire Hathway, 5.40%, 5/15/18        198,657
                50,000  Browning-Ferris, 9.25%, 5/1/21            50,282
               100,000  Continental Airlines, Inc., 6.56%,
                          2/15/12                                 85,000
                50,000  JPM Chase Capital, 6.80%, 10/1/37         33,114
               100,000  JP Morgan Chase & Co., 6.40%, 5/15/38     98,051
               300,000  MBIA Insurance Co., 14.00%, 1/15/33       93,000
                35,000  MBNA Bank, 6.63%, 6/15/12                 32,483
                50,000  Midamerican Energy Hldgs, 8.48%,
                          9/15/28                                 53,267
                89,573  Procter & Gamble ESOP, 9.36%, 1/1/21     113,473
                50,000  Prudential Financial, 7.77%, 8/10/18      24,938
                65,000  Susa Partnership (GE), 7.45%, 7/1/18      65,236
                50,000  Western Financial, 9.625%, 5/15/12        49,920
                                                              ----------
                                                                 951,498
                                                              ----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (2.8%)
                74,616  7.00%, 7/1/32                             79,034
                75,570  7.00%, 5/1/34                             80,045
                35,011  8.00%, 9/1/15                             37,365
                26,590  8.38%, 5/17/20                            28,559
                11,957  8.50%, 7/1/18                             12,847
                25,043  8.50%, 10/1/30                            27,017
                                                              ----------
                                                                 264,867
                                                              ----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.8%)
                43,460  7.00%, 5/1/32                             46,291
                79,593  7.15%, 10/1/30                            85,741
                15,502  7.50%, 6/1/32                             16,851
                55,136  7.50%, 4/1/33                             58,673
                15,431  8.00%, 12/1/27                            16,775
                51,472  8.00%, 2/1/31                             55,953
                28,343  8.47%, 4/15/26                            30,831
                14,509  9.50%, 5/1/27                             16,300
                 5,748  9.75%, 1/1/13                              6,239
                 5,046  10.25%, 6/15/13                            5,486
                11,277  11.00%, 12/1/12                           12,518
                                                              ----------
                                                                 351,658
                                                              ----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.5%)
                43,175  7.00%, 12/15/24                           46,469
                85,115  8.00%, 7/15/24                            91,015
                77,948  8.375%, 3/15/31                           84,868
                 1,192  9.00%, 6/15/11                             1,280
                    32  9.00%, 6/15/09                                33
                 6,117  9.00%, 11/15/16                            6,599
                   881  9.50%, 5/20/16                               960
                 1,387  9.50%, 9/20/18                             1,513
                   423  11.25%, 10/15/11                             461
                                                              ----------
                                                                 233,198
                                                              ----------

  TAXABLE MUNICIPAL SECURITIES (0.8%)
               100,000  Academica School, 8.00%, 8/15/24          71,130
                 2,000  Bernalillo Multifamily, Series 1998A,
                          7.50%, 9/20/20                           2,100
                                                              ----------
                                                                  73,230
                                                              ----------
  U.S. GOVERNMENT / FEDERAL AGENCY SECURITIES (1.9%)
                        U.S.Treasury Strips, Zero Coupon:
               200,000   4.74% effective yield, 8/15/20          133,801
               100,000   5.02% effective yield, 5/15/30           44,827
                                                              ----------
                                                                 178,628
                                                              ----------

  Total bonds                                                  3,112,266
   (cost: $4,182,854)                                         ----------

CLOSED-END MUTUAL FUNDS (3.2%) (2)
                 6,309  American Select Portfolio                 52,554
                 6,703  American Strategic, Inc. Portfolio        51,077
                16,970  American Strategic, Inc. Portfolio II    131,178
                 8,409  American Strategic, Inc. Portfolio III    62,143
                                                              ----------
  Total closed-end mutual funds                                  296,952
   (cost: $426,288)                                           ----------

SHORT-TERM SECURITIES (11.1%) (2)
             1,038,201  Wells Fargo Adv. Govt. Fund, 0.24%     1,038,201
   (cost: $1,038,201)                                         ----------

Total investments in securities                               $9,342,964
   (cost: $11,350,996)                                        ==========


Other Assets and Liabilities, Net [+0.39%]                        37,490

                                                              ----------
Total Net Assets                                              $9,380,454
                                                              ==========

                                                              ----------
Aggregate Cost                                                11,350,996
                                                              ----------

Gross Unrealized Appreciation                                    481,254
Gross Unrealized Depreciation                                 (2,489,285)
                                                              ----------
Net Unrealized Appreciation(Depreciation)                     (2,008,032)
                                                              ==========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                              ----------
Level 1 - Quoted Prices                                       $6,230,697
Level 2 - Other Significant Observable Inputs                 $3,112,267
Level 3 - Significant Unobservable Inputs                             --
------------------------------------------------------------------------
Total                                                         $9,342,964
========================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
----------------------------------------------------------------------------

COMMON STOCKS (96.2%) (2)
    AFRICA/ MIDDLE EAST (9.9%)
      ISRAEL (5.9%)
          7,200  Amdocs, Ltd. (Technology Svcs.) (3)                133,344
          7,100  NICE Systems Ltd., A.D.R. (Electronic Tech.) (3)   176,506
          5,700  Teva Pharmaceutical, A.D.R. (Health Tech.)         256,785
                                                                 ----------
                                                                    566,635
                                                                 ----------
      SOUTH AFRICA (4.0%)
          8,330  Bidvest Group, Ltd. (Consumer Services)             77,319
          9,500  MTN Group, Ltd. (Communications)                   105,407
          6,900  Naspers, Ltd. (Consumer Services)                  116,752
          3,000  Sasol, A.D.R. (Energy Minerals)                     86,850
                                                                 ----------
                                                                   386,328
                                                                 ----------
    ASIA (56.8%)
      AUSTRALIA (6.2%)
          8,000  BHP Billiton, A.D.R. (Non-Energy Minerals)         356,800
          4,200  Rio Tinto (Non-Energy Minerals)                    166,805
            500  Rio Tinto, A.D.R, (Non-Energy Minerals)             67,030
                                                                 ----------
                                                                    590,635
                                                                 ----------
      CHINA / HONG KONG (23.7%)
        130,000  China Communications Construction. Co.
                   (Transportation)                                 142,659
          5,333  China Life Insurance Co., A.D.R. (Finance)         262,597
          9,000  CLP Holdings, Ltd. (Utilities)                      61,839
          1,900  China Mobile, Ltd. (Communications)                 82,688
        238,000 China Oilfield Services, Ltd. (Industrial Svcs.) 188,622 102,000 China Railway Construction Corp.
                   (Producer Manufacturing) (3)                     132,825
         23,000  China Shenhua Energy Co. (Energy Minerals)          51,894
        270,000  China Water Affairs Group (Utilities) (3)           42,184
         18,200  ChinaEdu Corp., A.D.R. (Consumer Svcs.) (3)         85,176
         15,000  Hengan International Group , Ltd.
                   (Consumer Non-Durables)                           60,338
          1,700  HSBC Holdings, A.D.R. (Finance)                     47,974
        135,000  Huabao International Holdings, Ltd.
                   (Consumer Non-Durables)                          111,028
          3,500  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)              175,875
        158,000  PetroChina Co. (Energy Minerals)                   126,051
         82,308  Ports Design, Ltd. (Retail Trade)                   95,197
         22,000  Hongkong Land Holdings, Ltd. (Finance)              50,124
         28,000  Li & Fung, Ltd. (Consumer Durables)                 65,641
          7,000  Sun Hung Kai Properties, Ltd. (Finance)             62,811
          2,600  Suntech Power Holdings Co., Ltd.,  A.D.R.
                   (Electronic Technology) (3)                       30,394
          4,200  Tencent Holdings, Ltd (Tech. Services)              31,078
        158,000  Travelsky Technology, Ltd. (Consumer Svcs.)         72,847
         96,000  Tsingtao Brewery (Consumer Non-Durables)           208,214
         86,000  Xinao Gas Holdings, Ltd. (Utlities)                 86,596
                                                                 ----------
                                                                  2,274,652
                                                                 ----------
      INDIA * (3.5%)
          5,500  ICICI Bank, A.D.R. (Finance)                        73,095
          2,500  Infosys Technologies, Ltd., A.D.R.
                   (Technology Svcs.)                                66,575
          3,300  Reliance Industries, G.D.R. (Energy Minerals)      198,351
                                                                 ----------
                                                                    338,021
                                                                 ----------
      INDONESIA (1.6%)
         54,500  PT Astra International (Producer Mfg.)              67,463
          3,400  PT Telekomunikasi, A.D.R. (Communications)          87,380
                                                                 ----------
                                                                    154,843
                                                                 ----------
      PHILLIPINES (2.2%)
        603,000  Manila Water Co. (Utilities)                       137,350
        486,000  SM Prime Holdings, Inc. (Retail Trade)              73,496
                                                                 ----------
                                                                    210,846
                                                                 ----------
      SINGAPORE (1.4%)
         51,600  KS Energy Services, Ltd. (Energy Minerals)          25,523
         85,650  Starhub, Ltd. (Communications)                     111,026
                                                                 ----------
                                                                    136,549
                                                                 ----------

============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
----------------------------------------------------------------------------
      SOUTH KOREA (10.1%)
            725  Cheil Communications, Inc.
                   (Commercial Svcs.)                                86,792
          9,007  Industrial Bank of Korea (Finance)                  44,604
          2,200  KB Financial Group (Finance)                        53,217
          1,900  KB Financial Group, A.D.R. (Finance)                46,075
          7,200  Korea Electric Power Corp. (Utilities)              65,880
          2,000  POSCO, A.D.R. (Non-Energy Minerals)                133,660
            710  Samsung Electronics (Electronic Tech.)             293,342
          5,600  Shinhan Financial Group (Finance)                  101,293
            310  Shinsegae Co., Ltd. (Retail Trade)                  97,362
          3,100  SK Telecom Co., A.D.R. (Communications)             47,895
                                                                 ----------
                                                                    970,120
                                                                 ----------
      TAIWAN (7.2%)
         83,766  Cathay Financial Holding Co. (Finance)              72,179
          2,756  Chunghwa Telecom, A.D.R. (Communications)           50,242
          9,500  HTC Corp. (Electronic Technology)                  116,973
         36,254  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Technology)                          161,064
         14,904  Hon Hai Precision Industry Co. , Ltd.
                   (Electronic Technology)                           33,725
        111,923  Taiwan Semiconductor Co. (Electronic Tech.)        168,540
          9,414  Taiwan Semi., A.D.R. (Electronic Tech.)             84,259
                                                                 ----------
                                                                    686,982
                                                                 ----------
      THAILAND (0.9%)
         42,000  Bangkok Bank Public Co., Ltd. (Finance)             88,864
                                                                 ----------

    EUROPE (8.1%)
      CZECH REPUBLIC (2.1%)
          4,000  Central European Media Enterprises, Ltd.
                   (Consumer Services) (3)                           45,840
          4,200  CEZ (Utilities)                                    150,211
                                                                 ----------
                                                                    196,051
                                                                 ----------
      POLAND (1.1%)
          9,800  Central European Distribution Corp. (3)
                   (Consumer Non-Durables)                          105,448
                                                                 ----------

      RUSSIA (3.6%)
          6,500  Gazprom, A.D.R. (Energy Minerals)                   96,316
          1,500  Gazprom, A.D.R. (Energy Minerals)                   22,350
          4,300  Mobile Telesystems, A.D.R. (Communications)        128,656
          2,700  LUKOIL, A.D.R. (Energy Minerals)                   101,790
                                                                 ----------
                                                                    349,112
                                                                 ----------
      SPAIN (0.7%)
          1,100  Telefonica, A.D.R. (Communications)                 65,582
                                                                 ----------

      UNITED KINGDOM (0.6%)
          3,448  Anglo American p.l.c. (Non-Energy Minerals)         58,715
                                                                 ----------

    LATIN AMERICA (21.4%)
      BRAZIL (14.5%)
         19,200  AES Tiete S.A. (Utilities)                         146,995
         15,079  Banco Bradesco S.A. (Finance)                      150,286
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)              56,868
          3,600  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                          171,900
         22,300  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                            296,590
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                   51,527
         34,680  Petrobras (Energy Minerals)                        427,866
          3,000  Petrobras, A.D.R. (Energy Minerals)                 91,410
                                                                 ----------
                                                                  1,393,442
                                                                 ----------
      MEXICO (5.4%)
          6,500  America Movil, A.D.R. (Communications)             176,020
          3,800  Grupo Televisa S.A., A.D.R. (Consumer Svcs.)        51,832
          4,200  Homex, A.D.R. (Consumer Durables) (3)               55,608
          3,000  NII Holdings, Inc. (Communications) (3)             45,000
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                  42,112
         60,540  Wal-Mart de Mexico (Retail Trade)                  141,381
                                                                 ----------
                                                                    511,953
                                                                 ----------

============================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                              MARKET VALUE (1)
----------------------------------------------------------------------------
      PERU (1.5%)
          8,400  Southern Copper Corp.
                   (Non-Energy Minerals)                            146,328
                                                                 ----------


Total common stocks                                               9,231,106
      (cost:  $9,810,360)                                        ----------


EXCHANGE TRADED FUNDS (0.7%) (2)
         19,800  iShares MSCI India*                                 67,122
      (cost: $68,474)                                            ----------

SHORT-TERM SECURITIES (2.8%) (2)
        272,421  Wells Fargo Adv. Govt. Fund, 0.24%                 272,421
      (cost:  $272,421)                                          ----------

Total investments in securities
      (cost:  $10,151,255)                                       $9,570,649
                                                                 ==========

Other Assets and Liabilities, Net [+0.24%]                           23,552

                                                                 ----------
Total Net Assets                                                 $9,594,201
                                                                 ===========


                                                                 ----------
Aggregate Cost                                                   10,151,255
                                                                 ----------

Gross Unrealized Appreciation                                     2,241,981
Gross Unrealized Depreciation                                    (2,822,587)
                                                                 ----------
Net Unrealized Appreciation(Depreciation)                          (580,606)
                                                                 ==========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                  AT VALUE
                                                                 ----------
Level 1 - Quoted Prices                                          $5,520,967
Level 2 - Other Significant Observable Inputs                    $4,049,682
Level 3 - Significant Unobservable Inputs                                --
---------------------------------------------------------------------------
Total                                                            $9,570,649
===========================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

============================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                           MARKET VALUE (1)
----------------------------------------------------------------------------
COMMON STOCKS (96.2%) (2)

    COMMERCIAL SERVICES (1.3%)
           12,600  FactSet Research Systems, Inc.                   629,874
                                                                -----------

    COMMUNICATIONS (3.0%)
           43,950  SBA Communications Corp. (3)                   1,024,035
           55,900  Time Warner Telecom, Inc. (3)                    489,125
                                                                -----------
                                                                  1,513,160
                                                                -----------
    CONSUMER DURABLES (1.9%)
            9,700  Polaris Industries, Inc.                         207,968
            5,700  Snap On, Inc.                                    143,070
           36,800  Tupperware Brands Corp.                          625,232
                                                                -----------
                                                                    976,270
                                                                -----------
    CONSUMER NON-DURABLES (2.4%)
           18,900  Central European Distribution Corp. (3)          203,364
           27,300  Hansen Natural Corp. (3)                         982,800
                                                                -----------
                                                                  1,186,164
                                                                -----------
    CONSUMER SERVICES (2.9%)
            8,275  Capella Education Co.                            438,575
           13,900  DeVry, Inc.                                      669,702
            1,900  Strayer Education, Inc.                          341,753
                                                                -----------
                                                                  1,450,030
                                                                -----------
    ELECTRONIC TECHNOLOGY (11.5%)
           49,900  Arris Group, Inc. (3)                            367,763
           54,300  Ciena Corp. (3)                                  422,454
           34,600  CommScope, Inc. (3)                              393,056
           16,000  F5 Networks, Inc. (3)                            335,200
           35,100  Intersil Corp.                                   403,650
            8,500  Itron, Inc. (3)                                  402,475
           54,100  Microsemi Corp. (3)                              627,560
           33,400  MICROS Systems, Inc. (3)                         626,250
           23,700  Silicon Laboratories, Inc. (3)                   625,680
           24,200  Synaptics, Inc. (3)                              647,592
           30,300  Trimble Navigation, Ltd. (3)                     462,984
           22,200  Varian Semiconductor Equip. Assoc., Inc. (3)     480,852
                                                                -----------
                                                                  5,795,516
                                                                -----------
    ENERGY MINERALS (5.0%)
           38,400  Arena Resources, Inc. (3)                        978,432
           32,200  Frontier Oil Corp.                               411,838
           37,300  Southwestern Energy Co. (3)                    1,107,437
                                                                -----------
                                                                  2,497,707
                                                                -----------
    FINANCE (8.5%)
           16,275  Affiliated Managers Group, Inc. (3)              678,830
           34,300  Aspen Insurance Holdings, Ltd.                   770,378
           25,500  Hanover Insurance Group, Inc.                    734,910
           21,200  HCC Insurance Holdings, Inc.                     534,028
          100,900  TCF Financial Corp.                            1,186,584
           14,500  Validus Holdings, Ltd.                           343,360
                                                                -----------
                                                                  4,248,090
                                                                -----------
    HEALTH SERVICES (5.5%)
           28,200  Allscripts Healthcare Solutions, Inc. (3)        290,178
           12,900  Amedisys, Inc. (3)                               354,621
           10,400  Covance, Inc. (3)                                370,552
           11,300  Healthways, Inc. (3)                              99,101
            7,100  Pharmaceutical Product Development, Inc.         168,412
           27,500  Psychiatric Solutions, Inc. (3)                  432,575
           21,800  Stericycle, Inc. (3)                           1,040,514
                                                                -----------
                                                                  2,755,953
                                                                -----------
    HEALTH TECHNOLOGY (19.9%)
           22,100  Alexion Pharmaceuticals, Inc. (3)                832,286
           50,200  Amylin Pharmaceuticals, Inc. (3)                 589,850
           13,700  BioMarin Pharmaceutical, Inc. (3)                169,195
           18,200  Celgene Corp. (3)                                808,080
           57,010  CryoLife, Inc. (3)                               295,311
           41,900  ev3, Inc. (3)                                    297,490
           15,200  Gen-Probe, Inc. (3)                              692,816
            5,600  Haemonetics Corp. (3)                            308,448
           26,700  Hansen Medical, Inc. (3)                         107,334
           24,200  ICON, A.D.R. (3)                                 390,830

============================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                           MARKET VALUE (1)
----------------------------------------------------------------------------
           16,400  IDEXX Laboratories, Inc. (3)                     567,112
            5,800  Intuitive Surgical, Inc. (3)                     553,088
            7,800  Myriad Genetics, Inc. (3)                        354,666
           41,900  NuVasive, Inc. (3)                             1,314,822
           21,500  PerkinElmer, Inc.                                274,555
           29,796  SurModics, Inc. (3)                              543,777
            9,500  Techne Corp.                                     519,745
           33,100  Thoratec Corp. (3)                               850,339
            8,200  United Therapeutics Corp. (3)                    541,938
                                                                -----------
                                                                 10,011,682
                                                                -----------
    INDUSTRIAL SERVICES (5.8%)
           18,000  Atwood Oceanics, Inc. (3)                        298,620
            5,200  CARBO Ceramics, Inc.                             147,888
           12,300  Core Laboratories                                899,868
           17,700  Lufkin Industries, Inc.                          670,476
           22,000  URS Corp. (3)                                    889,020
                                                                -----------
                                                                  2,905,872
                                                                -----------
    NON-ENERGY MINERALS (1.0%)
           15,650  Allegheny Technologies, Inc.                     343,205
            8,500  Haynes International, Inc. (3)                   151,470
                                                                -----------
                                                                    494,675
                                                                -----------
    PROCESS INDUSTRIES (3.4%)
            8,400  CF Industries Holdings, Inc.                     597,492
            8,000  Dionex Corp. (3)                                 378,000
           58,900  Landec Corp. (3)                                 328,073
           14,700  Terra Industries, Inc.                           412,923
                                                                -----------
                                                                  1,716,488
                                                                -----------
    PRODUCER MANUFACTURING (7.4%)
           16,625  AMETEK, Inc.                                     519,864
           13,000  Anixter International, Inc. (3)                  411,840
           18,200  IDEX Corp.                                       398,034
           13,450  Kaydon Corp.                                     367,589
           11,400  LSB Industries, Inc. (3)                         112,746
           26,386  Rofin-Sinar Technologies, Inc. (3)               425,342
           11,600  Roper Industries, Inc.                           492,420
            7,000  Teledyne Technologies, Inc. (3)                  186,760
           14,100  Teleflex, Inc.                                   551,169
            9,700  Wabtec Corp.                                     255,886
                                                                -----------
                                                                  3,721,650
                                                                -----------
    RETAIL TRADE (2.6%)
           18,200  Dicks Sporting Goods, Inc. (3)                   259,714
           36,500  GameStop Corp. (3)                             1,022,730
                                                                -----------
                                                                  1,282,444
                                                                -----------
    TECHNOLOGY SERVICES (10.7%)
           50,100  ANSYS, Inc. (3)                                1,257,510
           28,800  Citrix Systems, Inc. (3)                         652,032
           29,900  Concur Technologies, Inc. (3)                    573,781
           88,950  Informatica Corp. (3)                          1,179,477
           17,800  j2 Global Communications, Inc. (3)               389,642
           38,800  Quest Software, Inc. (3)                         491,984
           15,600  Syntel, Inc.                                     321,048
           30,200  The Ultimate Software Group, Inc. (3)            521,252
                                                                -----------
                                                                  5,386,726
                                                                -----------
    TRANSPORTATION (1.5%)
           18,000  Hub Group, Inc. (3)                              306,000
           36,200  UTI Worldwide, Inc.                              432,590
                                                                -----------
                                                                    738,590
                                                                -----------

    UTILITIES (1.9%)
           20,700  Equitable Resources, Inc.                        648,531
            7,300  ITC Holdings Corp.                               318,426
                                                                -----------
                                                                    966,957
                                                                -----------
Total common stocks
      (cost: $62,223,356)                                        48,277,848
                                                                -----------
v=============================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
============================================================================

----------------------------------------------------------------------------
         QUANTITY  NAME OF ISSUER                           MARKET VALUE (1)
----------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.8%) (2)
        1,884,967  Wells Fargo Adv. Govt. Fund, 0.24%             1,884,967
      (cost:  $1,884,967)                                       -----------


Total investments in securities
      (cost: $64,108,323)                                       $50,162,815
                                                                ===========


Other Assets and Liabilities, Net [+0.04%]                           21,561

                                                                -----------
Total Net Assets                                                $50,184,376
                                                                ===========


                                                                -----------
Aggregate Cost                                                   64,108,323
                                                                -----------

Gross Unrealized Appreciation                                     5,047,597
Gross Unrealized Depreciation                                   (18,993,105)
                                                                -----------
Net Unrealized Appreciation(Depreciation)                       (13,945,508)
                                                                ===========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                 AT VALUE
                                                                -----------
Level 1 - Quoted Prices                                         $50,162,815
Level 2 - Other Significant Observable Inputs                            --
Level 3 - Significant Unobservable Inputs                                --
---------------------------------------------------------------------------
Total                                                           $50,162,815
===========================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=================================================================

----------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                    MARKET VALUE (1)
----------------------------------------------------------------
COMMON STOCKS (96.0%) (2)

   COMMUNICATIONS (4.4%)
        15,300  Rogers Communications, Inc.             349,299
         4,200  Telefonica S.A.                         250,404
        34,800  Verizon Communications, Inc.          1,050,960
                                                    -----------
                                                      1,650,663
                                                    -----------
   CONSUMER DURABLES (1.0%)
         8,000  Polaris Industries, Inc.                171,520
         7,600  Snap-on, Inc.                           190,760
                                                    -----------
                                                        362,280
                                                    -----------
   CONSUMER NON-DURABLES (12.4%)
        10,500  Colgate-Palmolive Co.                   619,290
        11,100  Diageo p.l.c.                           496,725
        11,300  General Mills, Inc.                     563,644
         7,800  Kimberly-Clark Corp.                    359,658
         6,500  NIKE, Inc.                              304,785
        14,200  PepsiCo, Inc.                           731,016
        18,100  Philip Morris International, Inc.       643,998
        19,000  Procter & Gamble Co.                    894,710
                                                    -----------
                                                      4,613,826
                                                    -----------
CONSUMER SERVICES (2.8%) (2)
         9,900  McDonald's Corp.                        540,243
        27,300  Pearson, A.D.R.                         273,273
         1,200  Strayer Education, Inc.                 215,844
                                                    -----------
                                                      1,029,360
                                                    -----------
   ELECTRONIC TECHNOLOGY (8.1%)
        11,800  Analog Devices, Inc.                    227,386
        29,100  Applied Materials, Inc.                 312,825
        43,100  Intel Corp.                             648,655
        10,200  International Business
                   Machines Corp.                       988,278
        15,500  Qualcomm, Inc.                          603,105
        12,800  Xilinx, Inc.                            245,248
                                                    -----------
                                                      3,025,497
                                                    -----------
   ENERGY MINERALS (9.8%)
        20,250  Atlas Energy Resources, LLC             213,638
        14,100  Chevron Corp.                           948,084
        22,200  Marathon Oil Corp.                      583,638
         2,700  Murphy Oil Corp.                        120,879
        12,000  Occidental Petroleum Corp.              667,800
         6,700  Sasol, A.D.R.                           193,965
        13,300  Total S.A.                              652,498
         8,375  XTO Energy, Inc.                        256,443
                                                    -----------
                                                      3,636,945
                                                    -----------
   FINANCE (15.8%)
        12,600  ACE, Ltd.                               509,040
        10,800  AllianceBernstein Holding, LP           158,976
         7,000  Aon Corp.                               285,740
        29,600  Apollo Investment Corp.                 103,008
        12,800  Aspen Insurance Holdings, Ltd.          287,488
        11,100  Bank of New York Mellon Corp.           313,575
         6,800  The Chubb Corp.                         287,776
         4,700  Franklin Resources, Inc.                253,189
         2,700  The Goldman Sachs Group, Inc.           286,254
        10,500  HCC Insurance Holdings, Inc.            264,495
        16,500  Invesco, Ltd.                           228,690
        16,050  J.P. Morgan Chase & Co.                 426,609
         8,400  MetLife, Inc.                           191,268
        15,400  New York Community Bancorp, Inc.        172,018
        10,100  PartnerRe, Ltd.                         626,907
        15,200  TCF Financial Corp.                     178,752
        10,000  The Travelers Companies, Inc.           406,400
        19,700  U.S. Bancorp                            287,817
        11,200  Validus Holdings, Ltd.                  265,216
        23,600  Wells Fargo & Co.                       336,064
                                                    -----------
                                                      5,869,282
                                                    -----------
   HEALTH SERVICES (2.2%)
         7,400  McKesson Corp.                          259,296
         5,500  Owens & Minor, Inc.                     182,215
        10,800  Pharmaceutical Product Dev., Inc.       256,176
         3,000  Quality Systems, Inc.                   135,750
                                                    -----------
                                                        833,437
                                                    -----------
   HEALTH TECHNOLOGY (12.3%)
        12,100  Abbott Laboratories                     577,170
        12,200  Baxter International, Inc.              624,884
         9,800  Becton, Dickinson & Co.                 658,952
         3,600  C.R. Bard, Inc.                         286,992
         8,950  Eli Lilly and Co.                       299,020
        20,000  Johnson & Johnson, Inc.               1,051,999
        11,000  Medtronic, Inc.                         324,170
         7,000  Novartis AG, A.D.R.                     264,810
         3,500  Techne Corp.                            191,485
         6,500  Teva Pharmaceutical, A.D.R.             292,825
                                                    -----------
                                                      4,572,307
                                                    -----------

=================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=================================================================

----------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                    MARKET VALUE (1)
----------------------------------------------------------------
   INDUSTRIAL SERVICES (1.9%)
         5,200  Diamond Offshore Drilling, Inc.         326,872
        13,500  Halliburton Co.                         208,845
         4,900  Lufkin Industries, Inc.                 185,612
                                                    -----------
                                                        721,329
                                                    -----------
   NON-ENERGY MINERALS (1.4%)
         7,600  BHP Billiton, Ltd.                      338,960
         4,900  Nucor Corp.                             187,033
                                                    -----------
                                                        525,993
                                                    -----------
   PROCESS INDUSTRIES (0.7%)
         3,400  CF Industries Holdings, Inc.            241,842
                                                    -----------

   PRODUCER MANUFACTURING (6.9%)
        27,500  ABB, Ltd., A.D.R.                       383,350
        13,600  Deere & Co.                             447,032
         6,600  Emerson Electric Co.                    188,628
        34,400  General Electric Co.                    347,784
         4,700  Lockheed Martin Corp.                   324,441
         5,900  Raytheon Co.                            229,746
         8,100  Teleflex, Inc.                          316,629
         7,700  United Technologies Corp.               330,946
                                                    -----------
                                                      2,568,556
                                                    -----------
   RETAIL TRADE (3.8%)
         8,100  Best Buy Co., Inc.                      307,476
        11,200  The Cato Corp.                          204,736
         4,300  Costco Wholesale Corp.                  199,176
        12,900  Target Corp.                            443,631
        10,400  TJX Co                                  266,656
                                                    -----------
                                                      1,421,675
                                                    -----------
   TECHNOLOGY SERVICES (4.0%)
        12,100  Accenture, Ltd.                         332,629
         5,100  Automatic Data Processing, Inc.         179,316
        26,400  Microsoft Corp.                         484,968
        16,900  Oracle Corp.                            305,383
         8,122  Syntel, Inc.                            167,151
                                                    -----------
                                                      1,469,447
                                                    -----------
   TRANSPORTATION (3.6%)
         5,400  C.H. Robinson Worldwide                 246,294
         9,800  Expeditors Intl. of Washington, Inc.    277,242
        13,400  Union Pacific Corp.                     550,874
         5,250  United Parcel Service, Inc.             258,405
                                                    -----------
                                                      1,332,815
                                                    -----------
   UTILITIES (4.9%)
        12,800  Energy Transfer Equity, LP              270,464
         9,700  Equitable Resources, Inc.               303,901
         8,600  Exelon Corp.                            390,354
         8,500  FPL Group, Inc.                         431,205
         9,688  Holly Energy Partners                   224,955
         4,400  Wisconsin Energy Corp.                  181,148
                                                    -----------
                                                      1,802,027
                                                    -----------

Total common stocks                                  35,677,281
   (cost:  $45,354,756)                             -----------


CONVERTIBLE BONDS (0.3%) (2)
       375,000  Flotek Industries, 5.25%, 2/15/28        95,156
                                                    -----------
  (cost:  $375,527)

=================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=================================================================

----------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                    MARKET VALUE (1)
----------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (0.8%) (2)
        14,150  Kayne Anderson MLP Invest. Co.          281,302
                                                    -----------

   (cost:  $300,145)

SHORT-TERM SECURITIES (3.3%) (2)
     1,237,409  Wells Fargo Adv. Govt. Fund, 0.24%    1,237,409
                                                    -----------
   (cost:  $1,237,409)

Total investments in securities
   (cost:  $47,267,837)                             $37,291,148
                                                    ===========


Other Assets and Liabilities, Net [-0.37%]             (140,501)

                                                    -----------
Total Net Assets                                    $37,150,647
                                                    ===========


                                                    -----------
Aggregate Cost                                       47,267,837
                                                    -----------

Gross Unrealized Appreciation                           472,981
Gross Unrealized Depreciation                       (10,449,671)
                                                    -----------
Net Unrealized Appreciation(Depreciation)            (9,976,690)
                                                    ===========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                             INVESTMENTS IN SECURITIES
VALUATION INPUTS                                     AT VALUE
                                                    -----------
Level 1 - Quoted Prices                             $37,195,992
Level 2 - Other Significant Observable Inputs           $95,156
Level 3 - Significant Unobservable Inputs                    --
---------------------------------------------------------------
Total                                               $37,291,148
===============================================================

(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

=========================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                          MARKET VALUE (1)
-------------------------------------------------------------------------
COMMON STOCKS (92.0%) (2)
   ASIA (6.7%)
    AUSTRALIA (2.1%)
            600  BHP Billiton, A.D.R. (Non-Energy Minerals)       26,760
            180  Rio Tinto, A.D.R. (Non-Energy Minerals)          24,131
                                                              ----------
                                                                  50,891
                                                              ----------
    HONG KONG / CHINA (1.0%)
            814  HSBC Holdings, p.l.c. (Finance)                  22,971
                                                              ----------

    JAPAN (3.6%)
            800  AFLAC, Inc., A.D.R. (Finance)                    15,488
          1,100  Canon, Inc., A.D.R. (Electronic Tech.)           31,933
          1,500  Mitsubishi UFJ Financial Group, Inc., A.D.R.
                   (Finance)                                       7,380
            100  Nintendo Co., Ltd. (Cons. Durables)              29,253
                                                              ----------
                                                                  84,054
                                                              ----------
   EUROPE (24.5%)
    FRANCE (3.7%)
            400  AXA, A.D.R. (Finance)                             4,792
            700  Schlumberger, A.D.R. (Industrial Svcs.)          28,434
            575  Total, A.D.R. (Energy Minerals)                  28,210
          1,275  Veolia Environment, A.D.R. (Utilities)           26,647
                                                              ----------
                                                                  88,083
                                                              ----------
    GERMANY (0.4%)
            150  Siemens AG, A.D.R. (Producer Mfg.)                8,546
                                                              ----------

    ISRAEL (0.7%)
            375  Teva Pharmaceutical, A.D.R. (Health Tech.)       16,894
                                                              ----------

    ITALY (1.5%)
          4,250  Enel S.P.A. (Utilities)                          20,380
            700  Tenaris, A.D.R. (Industrial Services)            14,119
                                                              ----------
                                                                  34,499
                                                              ----------
    NETHERLANDS (1.1%)
          2,000  ING Groep, A.D.R. (Finance)                      10,880
          1,100  Philips Electronics, A.D.R.  (Cons. Durables)    16,357
                                                              ----------
                                                                  27,237
                                                              ----------
    SPAIN (2.0%)
            300  Inditex (Consumer Durables)                      11,691
            600  Telefonica, A.D.R. (Communications)              35,772
                                                              ----------
                                                                  47,463
                                                              ----------
    SWEDEN (1.0%)
          2,800  Ericsson, A.D.R. (Electronic Tech.)              22,652
                                                              ----------

    SWITZERLAND (6.4%)
          1,400  ABB, Ltd., A.D.R. (Producer Manufacturing)       19,516
            650  ACE, Ltd., A.D.R. (Finance)                      26,260
            600  Credit Suisse Group, A.D.R. (Finance)            18,294
            325  Kuehne & Nagel Intl. A.G. (Transportation)       18,964
            910  Nestle, S.A. (Consumer Non-Durables)             30,744
            550  Novartis, A.D.R. (Health Tech.)                  20,807
            125  Roche Holdings, A.G. (Health Tech.)              17,156
                                                              ----------
                                                                 151,741
                                                              ----------
    UNITED KINGDOM (7.7%)
            550  BP, A.D.R. (Energy Minerals)                     22,055
                 British American Tobacco p.l.c.
            520    (Consumer Non-Durables)                        12,012
            600  Diageo, A.D.R. (Consumer Non-Durables)           26,850
            650  GlaxoSmithkline, A.D.R. (Health Tech.)           20,196
          3,800  Pearson, A.D.R. (Consumer Services)              38,038
            425  Royal Dutch Shell, A.D.R. (Energy Minerals)      18,534
          5,875  Tesco, p.l.c. (Retail Trade)                     28,069
            950  Vodafone Group, p.l.c. (Communications)          16,549
                                                              ----------
                                                                 182,303
                                                              ----------

=========================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                          MARKET VALUE (1)
-------------------------------------------------------------------------
   NORTH AMERICA (60.8%)
    BERMUDA (3.1%)
            750  Accenture, Ltd. (Technology Services)            20,617
            500  PartnerRe, Ltd. (Finance)                        31,035
            900  Validus Holdings, Ltd. (Finance)                 21,312
                                                              ----------
                                                                  72,964
                                                              ----------
    CANADA (1.1%)
          1,150  Rogers Communications, Inc.
                   (Communications)                               26,254
                                                              ----------

    UNITED STATES (56.6%)

    COMMUNICATIONS (2.0%)
            425  AT&T, Inc.                                       10,710
          1,200  Verizon Communications, Inc.                     36,240
                                                              ----------
                                                                  46,950
                                                              ----------
    CONSUMER NON-DURABLES (8.6%)
            475  Colgate-Palmolive Co.                            28,015
            600  General Mills, Inc.                              29,928
            525  Kimberly-Clark Corp.                             24,208
            700  PepsiCo, Inc.                                    36,036
            950  Philip Morris International, Inc.                33,801
          1,075  Procter & Gamble Co.                             50,622
                                                              ----------
                                                                 202,610
                                                              ----------
    CONSUMER SERVICES (1.2%)
            525  McDonald's Corp.                                 28,649
                                                              ----------

    ELECTRONIC TECHNOLOGY (5.3%)
            500  Analog Devices, Inc.                              9,635
          1,250  Applied Materials, Inc.                          13,437
          2,250  Intel Corp.                                      33,863
            375  International Business Machines Corp.            36,334
            850  Qualcomm, Inc.                                   33,073
                                                              ----------
                                                                 126,342
                                                              ----------
    ENERGY MINERALS (6.2%)
          1,000  Atlas Energy Resources, LLC                      10,550
            325  Chevron Corp.                                    21,853
          1,350  Marathon Oil Corp.                               35,491
            400  Murphy Oil Corp.                                 17,908
            800  Occidental Petroleum Corp.                       44,520
            550  XTO Energy, Inc.                                 16,841
                                                              ----------
                                                                 147,163
                                                              ----------
    FINANCE (7.7%)
          1,000  AllianceBernstein Holding, LP                    14,720
            625  Bank of New York Mellon Corp.                    17,656
            225  Franklin Resources, Inc.                         12,121
          1,000  HCC Insurance Holdings, Inc.                     25,190
            800  J.P. Morgan Chase & Co.                          21,264
            400  MetLife, Inc.                                     9,108
            450  The Travelers Companies, Inc.                    18,288
          1,200  U.S. Bancorp                                     17,532
          2,050  Wells Fargo & Co.                                29,192
            725  Zenith National Insurance Corp.                  17,480
                                                              ----------
                                                                 182,551
                                                              ----------
    HEALTH SERVICES (0.6%)
            400  McKesson Corp.                                   14,016
                                                              ----------

=========================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                          MARKET VALUE (1)
-------------------------------------------------------------------------
    HEALTH TECHNOLOGY (8.6%)
            850  Abbott Laboratories                              40,545
            150  C.R. Bard, Inc.                                  11,958
            750  Baxter International, Inc.                       38,415
            525  Becton, Dickinson & Co.                          35,301
            675  Eli Lilly and Co.                                22,552
            725  Johnson & Johnson, Inc.                          38,135
            525  Medtronic, Inc.                                  15,472
                                                              ----------
                                                                 202,378
                                                              ----------
    INDUSTRIAL SERVICES (0.5%)
            175  Diamond Offshore Drilling, Inc.                  11,000
                                                              ----------

    PROCESS INDUSTRIES (1.5%)
            425  Monsanto Co.                                     35,317
                                                              ----------

    PRODUCER MANUFACTURING (5.2%)
            450  Caterpillar, Inc.                                12,582
            525  Deere & Co.                                      17,257
          1,550  General Electric Co.                             15,671
            175  ITT Corp.                                         6,732
            250  Lockheed Martin Corp.                            17,257
            400  Raytheon Co.                                     15,576
            400  Teleflex, Inc.                                   15,636
            500  United Technologies Corp.                        21,490
                                                              ----------
                                                                 122,201
                                                              ----------
    RETAIL TRADE (2.5%)
            250  Costco Wholesale Corp.                           11,580
            600  CVS Caremark Corp.                               16,494
            525  Target Corp.                                     18,055
            475  TJX Co.                                          12,179
                                                              ----------
                                                                  58,308
                                                              ----------
    TECHNOLOGY SERVICES (1.5%)
          1,250  Microsoft Corp.                                  22,963
            700  Oracle Corp.                                     12,649
                                                              ----------
                                                                  35,612
                                                              ----------

    TRANSPORTATION (2.6%)
            400  C.H. Robinson Worldwide, Inc.                    18,244
            600  Union Pacific Corp.                              24,666
            400  United Parcel Service, Inc.                      19,688
                                                              ----------
                                                                  62,598
                                                              ----------
    UTILITIES (2.6%)
            700  Energy Transfer Equity, LP                       14,791
            725  Equitable Resources, Inc.                        22,714
            550  Exelon Corp.                                     24,964
                                                              ----------
                                                                  62,469
                                                              ----------

Total common stocks for United States                          1,338,164
                                                              ----------

Total common stocks                                            2,174,716
   (cost:  $2,472,732)                                        ----------


EXCHANGE TRADED FUNDS (2.0%) (2)
          6,000  iShares MSCI Japan                               47,460
   (cost: $55,096)                                            ----------

CLOSED-END MUTUAL FUNDS (0.8%) (2)
            950  Kayne Anderson MLP Invest. Co.                   18,886
   (cost:  $13,380)                                           ----------

=========================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)
=========================================================================

-------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                          MARKET VALUE (1)
-------------------------------------------------------------------------
SHORT TERM SECURITIES (4.9%) (2)
        116,568  Wells Fargo Adv. Govt. Fund, 0.24%              116,568
   (cost: $116,568)                                           ----------


Total investments in securities
   (cost:  $2,657,776)                                        $2,357,630
                                                              ==========


Other Assets and Liabilities, Net [+0.22%]                         5,329

                                                              ----------
Total Net Assets                                              $2,362,959
                                                              ==========


                                                              ----------
Aggregate Cost                                                 2,657,776
                                                              ----------

Gross Unrealized Appreciation                                     31,278
Gross Unrealized Depreciation                                   (331,424)
                                                              ----------
Net Unrealized Appreciation(Depreciation)                       (300,146)
                                                              ==========

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                               AT VALUE
                                                              ----------
Level 1 - Quoted Prices                                       $2,189,361
Level 2 - Other Significant Observable Inputs                   $168,269
Level 3 - Significant Unobservable Inputs                             --
------------------------------------------------------------------------
Total                                                         $2,357,630
========================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2009


By:     /s/Roger J. Sit
        -------------------------------
        Roger J. Sit
        Chairman

Date:   April 17, 2009